EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Schedule of Earnings Per Share

	Years ended December 31,
	2012	2011	2010

Net income (loss)	$(5,987)	$(1,904)	$570

Weighted average Ordinary Shares outstanding	6,442,068	6,367,560	5,373,515

Dilutive effect:
Employee stock options and warrants	-	-	573,795

Diluted weighted average Ordinary Shares outstanding	6,442,068	6,367,560	5,947,310

Basic earnings (loss) per Ordinary Share	$(0.93)	$(0.30)	$0.11

Diluted earnings (loss) per Ordinary Share	$(0.93)	$(0.30)	$0.10